SECURIAN FINANCIAL GROUP, INC.
400 Robert Street North
St. Paul, MN 55101-2098
www.securian.com
651.665.3500

                                                          [SECURIAN LETTERHEAD]


December 11, 2009

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC  20549-4644

RE:  POST-EFFECTIVE AMENDMENT PURSUANT TO RULE 485(b)
     VARIABLE ANNUITY ACCOUNT
     FILE NUMBERS:   333-136242 and 811-04294

Dear Ladies and Gentlemen:

The accompanying post-effective amendment to the Registration Statement on Form N-4 for the above-referenced Variable Annuity Account (the "Registrant") is being filed electronically with the Securities and Exchange Commission via the Commission's EDGAR system. The amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act"). In that regard, the Registrant requests that this filing become effective December 11, 2009.

The Registration Statement is being amended to incorporate Staff comments, and I hereby represent, as counsel responsible for preparation of the post-effective amendment, that the amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485.

Any questions or comments regarding this filing may be directed to the undersigned at (651) 665-4145.

Sincerely,

/s/ Michael T. Steinert

Michael T. Steinert
Attorney

Securian Financial Group provides financial security for individuals and businesses through its subsidiaries including Minnesota Life Insurance Company, Advantus Capital Management, Securian Financial Services and Securian Trust Company.